Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Risk Exposure [Line Items]
Increase in loan loss provisions	€ 2,675	€ 1,120	€ 656
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	115,700
Financial assets	118,400	115,700
Loans [member] | Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	869,284	846,244
New financial assets originated or purchased	161,333	180,605
Financial assets that have been derecognised	(123,919)	(136,849)
Net drawdowns and repayments	11,444	19,686
Write-offs	(1,200)	(1,030)
Financial assets	916,942	869,284	846,244
Loans [member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0
Loans [member] | Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0
Loans [member] | Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	817,247	788,537
New financial assets originated or purchased	161,333	180,605
Financial assets that have been derecognised	(116,035)	(126,082)
Net drawdowns and repayments	12,563	14,880
Write-offs		(1)
Financial assets	841,562	817,247	788,537
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	9,139	12,856
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(3,592)	(2,210)
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(39,093)	(21,577)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41,082	46,949
Financial assets that have been derecognised	(6,987)	(9,108)
Net drawdowns and repayments	(938)	4,807
Write-offs		(2)
Financial assets	61,981	41,082	46,949
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(8,899)	(12,579)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(1,879)	(1,753)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	39,601	22,382
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,955	10,758
Financial assets that have been derecognised	(897)	(1,659)
Net drawdowns and repayments	(181)	(1)
Write-offs	(1,200)	(1,027)
Financial assets	13,398	10,955	10,758
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(240)	(277)
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	5,471	3,964
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(509)	(805)
Loans [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,646	4,568
Net remeasurement of loan loss provision	1,259	242
New financial assets originated or purchased	178	205
Financial assets that have been derecognised	(428)	(402)
Changes in models/risk parameters	7	9
Increase in loan loss provisions	2,666	1,099
Write-offs	(1,200)	(1,031)
Recoveries of amounts previously written off	39	55
Foreign exchange and other movements	(297)	(45)
Financial assets	5,854	4,646	4,568
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(194)	(246)
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	1,325	972
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	518	320
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	490	501
Net remeasurement of loan loss provision	109	(77)
New financial assets originated or purchased	178	205
Financial assets that have been derecognised	(85)	(103)
Changes in models/risk parameters		15
Increase in loan loss provisions	119	(9)
Write-offs		(1)
Foreign exchange and other movements	(28)	(1)
Financial assets	581	490	501
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	24	30
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(30)	(6)
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(76)	(73)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	881	925
Net remeasurement of loan loss provision	450	36
Financial assets that have been derecognised	(107)	(162)
Changes in models/risk parameters	7	2
Increase in loan loss provisions	638	(39)
Write-offs		(2)
Foreign exchange and other movements	(42)	(3)
Financial assets	1,476	881	925
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(200)	(253)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(163)	(135)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	651	474
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,275	3,141
Net remeasurement of loan loss provision	700	283
Financial assets that have been derecognised	(236)	(137)
Changes in models/risk parameters		(8)
Increase in loan loss provisions	1,908	1,147
Write-offs	(1,200)	(1,028)
Recoveries of amounts previously written off	39	55
Foreign exchange and other movements	(226)	(41)
Financial assets	3,797	3,275	€ 3,141
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(18)	(23)
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	1,518	1,113
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	€ (57)	€ (81)